Offerings - Offering: 1	Sep. 24, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	27,796,079
Proposed Maximum Offering Price per Unit	4.62
Maximum Aggregate Offering Price	$ 128,417,884.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 17,734.51
Offering Note	Represents (i) up to 22,931,000 common shares issuable upon conversion of the registrant's 8.00% Convertible Senior Secured Second Lien Notes due 2031 held by the selling securityholders, reflecting the maximum number of common shares issuable upon conversion thereof at the maximum conversion rate provided for under the indenture governing such notes, (ii) 4,365,079 common shares issued as partial consideration pursuant to the royalty purchase agreement dated as of May 6, 2026, as amended, and (iii) 500,000 common shares issuable upon exercise of outstanding warrants, in each case that may be offered for resale from time to time by the selling securityholders named in the registration statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the registrant's common shares as reported on the Nasdaq Capital Market on September 23, 2026.